Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]
(23)	Subsequent events

(i) On March 18, 2020, the Group’s Board of Directors declared a quarterly dividend of US$0.015 per ordinary share, or US$0.30 per ADS for the fourth quarter of 2019. The dividend will be paid to shareholders of record on April 2, 2020.

Based on our expectation on operating income for 2020, on March 18, 2020, the Group announced that its Board of Directors has approved the management’s proposal for annual dividend of US$1.0 per ADS, or US$0.05 per ordinary share for the fiscal year of 2020. The dividend will be paid on a quarterly basis, with US$0.25 per ADS, or US$0.0125 per ordinary share, payable in each of the next four quarters.

(ii) Along with the outbreak of the recent coronavirus disease 2019 (“COVID-19”) in late January 2020, the Chinese government has implemented various precautionary measures to contain the spread of the COVID-19, such as extending the Chinese New Year Holiday into February 2020, quarantines, travel restrictions, suspending transportation and banning gatherings. Our business operations rely heavily on the efforts of individual sales agents and claims adjustors in a way of face-to-face interactions with the general public or policy holders. Although we have moved all training and marketing activities online to mitigate the impact, we have seen disruption in our sales activities to a certain extent, which is expected to have an adverse effect on our operation results of 2020. Given the pandemic of COVID-19 has the potential to cause significant operational disruptions on China’s macroeconomy and is expected to adversely affect a variety of industries, including the financial markets, the value of the Group’s short term investments are susceptible to the potential adverse impact related to COVID-19.

The extent to which COVID-19 will impact the Group’s financial position, results of operations and cash flows will depend on future developments, which are highly uncertain and cannot be reasonably predicted, including, among others, the duration of the outbreak, new information which may emerge concerning the severity of COVID-19 and the actions, especially those taken by governmental authorities, to contain or treat its impact. Accordingly, an estimate of the impact cannot be made at this time.